RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through the VIE Agreements. The shareholders of Mingda Tianjin include MDJM’s principal shareholder, Mr. Siping Xu. The VIE Agreements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Fernie Castle,” a property owned by MDJM UK, for use as a hotel site. The annual rent for the property is approximately $240,000 (182,500 pounds sterling, exclusive of VAT, payable monthly on the 25th. Mansions is responsible for all operating expenses, as well as maintenance and repairs of the leased property. The lease agreement does not specify a fixed termination date, but either party may terminate the agreement by providing one month’s notice without incurring penalties. Upon termination, the property must be returned to MDJM UK. For the six months ended June 30, 2025 and 2024, inter-company rent income and corresponding expenses of $118,460 and $115,448, respectively, have been eliminated in the unaudited condensed consolidated financial statements.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Robin Hill,” a property owned by MDJM UK, for hotel operations. The annual rent is approximately $196,000 (151,000 pounds sterling, excluding VAT, and is payable monthly on the 25th. Mansions is responsible for operating expenses, maintenance, and repairs of the leased property. The lease does not have a fixed termination date; however, it can be ended by either party with one month’s notice, without penalty. Upon termination, Mansions must return the property to MDJM UK. For the six months ended June 30, 2025 and 2024, inter-company rent income and corresponding expenses of $98,014 and $95,521 have been eliminated in the unaudited condensed consolidated financial statements.

On May 31, 2024, the Company issued 5,720 shares to Mr. Siping Xu, the CEO, as part of his 2024 compensation package. The shares were valued at $31.75 each, based on the closing market price of the Ordinary Shares on Nasdaq on that date, resulting in a total share-based compensation of $181,585 for Mr. Xu.

On May 31, 2024, the Company issued 5,720 shares to Mr. Mengnan Wang, the CFO, as part of his 2024 compensation package. The shares were valued at $31.75 each, based on the closing market price of the Ordinary Shares on Nasdaq on that date, resulting in a total share-based compensation of $181,585 for Mr. Wang.

In 2024, net proceeds of $2,426,460 from the private placement on September 18, 2024, and from the exercise of Series A and B Warrants associated with the placement were not deposited into MDJM’s bank account. Instead, the proceeds were deposited directly into the subsidiary MDJM UK’s bank account.

In February 2025, net proceeds of $324,000 from exercise of Series A Warrants were not deposited into MDJM’s bank account. Instead, the proceeds were deposited directly into MDJM UK’s bank account.

As of December 31, 2024, the Company owed $3,395 to its officers for unreimbursed business expenses. The business expenses were reimbursed in 2025.

NOTE 13 – RELATED PARTY TRANSACTIONS

MDJM conducts real estate services business through Mingda Tianjin, a VIE that it controls through the VIE Agreements. The shareholders of Mingda Tianjin include MDJM’s principal shareholder, Mr. Siping Xu. The VIE Agreements provide MDJM (i) the power to control Mingda Tianjin, (ii) the exposure or rights to variable returns from its involvement with Mingda Tianjin, and (iii) the ability to affect those returns through use of its power over Mingda Tianjin to affect the amount of its returns.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent Fernie Castle, a property owned by MDJM UK, for use as a hotel site. The annual rent for the property is approximately $233,000 (GBP182,500, translated at 2024 average exchange rate), exclusive of VAT, payable monthly on the 25th. Mansions is responsible for all operating expenses, as well as maintenance and repairs of the leased property. The lease agreement does not specify a fixed termination date, but either party may terminate the agreement by providing one month’s notice without incurring penalties. Upon termination, the property must be returned to MDJM UK. For the year ended December 31, 2024, inter-company rent income and corresponding expenses of $233,000 have been eliminated in the consolidated financial statements.

On January 1, 2023, Mansions entered into a lease agreement with MDJM UK to rent “Robin Hill,” a property owned by MDJM UK, for hotel operations. The annual rent is approximately $193,000 (GBP151,000, translated at 2024 average exchange rate), excluding VAT, and is payable monthly on the 25th. Mansions is responsible for operating expenses, maintenance, and repairs of the leased property. The lease does not have a fixed termination date; however, it can be ended by either party with one month’s notice, without penalty. Upon termination, Mansions must return the property to MDJM UK. For the year ended December 31, 2024, inter-company rent income and corresponding expenses of $193,000 have been eliminated in the consolidated financial statements.

On May 31, 2024, the Company issued 5,720 Ordinary Shares to Mr. Siping Xu, the CEO, as part of his 2024 compensation package. The shares were valued at $31.75 each, based on the closing market price of the Ordinary Shares on Nasdaq on that date, resulting in a total share-based compensation of $181,585 for Mr. Xu.

On May 31, 2024, the Company issued 5,720 Ordinary Shares to Mr. Mengnan Wang, the CFO, as part of his 2024 compensation package. The shares were valued at $31.75 each, based on the closing market price of the Ordinary Shares on Nasdaq on that date, resulting in a total share-based compensation of $181,585 for Mr. Wang.

In 2024, net proceeds of $2,426,460 from the private placement on September 18, 2024, and from the exercise of Series A and B Warrants associated with the placement were not deposited into MDJM’s bank account. Instead, the proceeds were deposited directly into the subsidiary, MDJM UK’s bank account.

As of December 31, 2024, the Company owed $3,395 to its officers for unreimbursed business expenses.